ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.2%
Australia - 0.1%
Financial Services - 0.1% (d)
EML Payments, Ltd. (a)		1,385,658	$576,911

Bermuda - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd.		2,568,250	1,946,836
Financial Services - 0.3% (d)
Paysafe, Ltd. (a)		114,951	1,159,856
Total Bermuda			3,106,692

Brazil - 1.4%
Financial Services - 1.4% (d)
Cielo SA		6,386,866	6,095,814

Canada - 1.4%
Financial Services - 1.4% (d)
Nuvei Corp. (a)(f)		205,219	6,060,138

Cayman Islands - 5.5%
Financial Services - 5.5% (d)
Dlocal, Ltd. (a)(b)		555,937	6,785,211
Pagseguro Digital, Ltd. - Class A (a)(b)		605,913	5,719,819
StoneCo. Ltd. - Class A (a)		483,787	6,163,446
Yeahka, Ltd. (a)		2,104,292	4,699,478
Total Financial Services			23,367,954

Cyprus - 0.0% (h)
Financial Services - 0.0% (d)(h)
QIWI PLC - ADR (a)(b)(g)		235,051	0

France - 1.8%
Financial Services - 1.8% (d)
Worldline SA (a)(f)		212,892	7,782,329

Italy - 1.9%
Financial Services - 1.9% (d)
Nexi SpA (a)(f)		1,033,208	8,097,269

Japan - 3.4%
Consumer Finance - 1.4%
Jaccs Co., Ltd.		168,159	5,850,225
Financial Services - 2.0% (d)
GMO Financial Gate, Inc.		19,483	1,562,205
GMO Payment Gateway, Inc.		88,090	6,837,437
Total Financial Services			8,399,642
Total Japan			14,249,867

Netherlands - 4.9%
Financial Services - 4.9% (d)
Adyen NV (a)(f)		12,025	20,808,412

Puerto Rico - 1.5%
Financial Services - 1.5% (d)
EVERTEC, Inc.		166,243	6,122,730

Republic of Korea - 3.0%
Consumer Finance - 1.4%
Samsung Card Co., Ltd.		260,599	5,864,046
Financial Services - 1.6% (d)
Danal Co., Ltd. (a)		325,746	993,814
Kakaopay Corp. (a)		157,034	5,601,334
Total Financial Services			6,595,148
Total Republic of Korea			12,459,194

United Kingdom - 3.8%
Financial Services - 3.8% (d)
Network International Holdings PLC (a)(f)		1,298,096	6,323,973
PayPoint PLC		227,566	1,394,470
Wise PLC - Class A (a)		996,396	8,316,376
Total Financial Services			16,034,819

United States - 69.8%
Consumer Finance - 11.4%
American Express Co.		148,383	25,848,319
Bread Financial Holdings, Inc. (b)		194,074	6,091,983
Discover Financial Services		122,125	14,270,306
Green Dot Corp. - Class A (a)		112,014	2,099,142
Total Consumer Finance			48,309,750
Financial Services - 55.4% (d)
Affirm Holdings, Inc. (a)(b)		439,132	6,731,894
Block, Inc. (a)		258,096	17,181,451
Boku, Inc. (a)(f)		607,324	1,052,829
Cantaloupe, Inc. (a)		168,708	1,342,916
Euronet Worldwide, Inc. (a)		60,071	7,050,533
Fidelity National Information Services, Inc.		264,426	14,464,102
Fiserv, Inc. (a)(b)		214,145	27,014,393
FleetCor Technologies, Inc. (a)(b)		43,898	11,021,910
Flywire Corp. (a)(b)		200,254	6,215,884
Global Payments, Inc.		127,645	12,575,585
I3 Verticals, Inc. - Class A (a)(b)		86,727	1,982,579
International Money Express, Inc. (a)		84,796	2,080,046
Jack Henry & Associates, Inc. (b)		55,127	9,224,401
Marqeta, Inc. - Class A (a)(b)		1,235,407	6,016,432
MasterCard, Inc. - Class A		65,426	25,732,047
Payoneer Global, Inc. (a)		1,292,782	6,218,281
PayPal Holdings, Inc. (a)		382,943	25,553,786
Remitly Global, Inc. (a)(b)		329,470	6,200,625
Shift4 Payments, Inc. - Class A (a)(b)		104,573	7,101,552
Visa, Inc. - Class A (b)		106,601	25,315,605
Western Union Co.		555,064	6,510,901
WEX, Inc. (a)		42,813	7,794,963
Total Financial Services			234,382,715
Software - 3.0%
ACI Worldwide, Inc. (a)(b)		258,156	5,981,475
NCR Corp. (a)		255,474	6,437,944
Total Software			12,419,419
Total United States			295,111,884
TOTAL COMMON STOCKS (Cost $565,469,774)			419,874,013

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.0%
ETFMG Sit Ultra Short ETF (e)		600,000	29,094,000
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)		63,659,672	63,659,672
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $93,610,232)			92,753,672

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.01% (c)		2,950,376	2,950,376
TOTAL SHORT-TERM INVESTMENTS (Cost $2,950,376)			2,950,376

Total Investments (Cost $662,030,382) - 121.9%			515,578,061
Liabilities in Excess of Other Assets - (21.9)%			(92,484,722)
TOTAL NET ASSETS - 100.0%			$423,093,339

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2023 the Fund had a significant portion of its assets in the Financial Services Industry.
(e)			Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2023, the market value of these securities total $50,124,950, which represents 11.8% of total net assets.

(g)			Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS~~®)~~ was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 43,267,500	$ -	$ (14,501,379)	$ (554,579)	$ 882,457	$ -	$ 29,094,000	600,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

IPAY
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$419,874,013	$-	$-	(1)	$419,874,013
Short-Term Investments	2,950,376	-	-		2,950,376
ETFMG Sit Ultra Short ETF**	29,094,000	-	-		29,094,000
Investments Purchased with Securities Lending Collateral*	-	-	-		63,659,672
Total Investments in Securities	$451,918,389	$-	$-		$515,578,061

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.